UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

1. Investment Company Act File Number:  811-23928
     Date of Notification: February 19, 2026

2. Exact name of Investment Company as specified in registration statement:
     Catalyst/Perini Strategic Income Fund

3. Address of principal executive office: (number, street, city, state, zip code)
36 North New York Avenue, 3rd Floor
Huntington, New York 11743

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:   /s/ Michael Schoonover
Michael Schoonover
President

CATALYST/PERINI STRATEGIC INCOME FUND
NOTICE OF QUARTERLY REPURCHASE OFFER

If you own these shares through a broker, contact your broker.

**IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.**

February 19, 2026

Dear Catalyst/Perini Strategic Income Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Catalyst/Perini Strategic Income Fund (the "Fund").  The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.  The purpose of these quarterly repurchase offers is to provide shareholders with access to a portion of their assets and a degree of liquidity.

The repurchase offer period will begin on February 19, 2026, and end on March 12, 2026 (the “Repurchase Request Deadline”).  Shares accepted for repurchase will be purchased at a price equal to the net asset value of such shares as of the close of business on March 12, 2026, (the “Repurchase Pricing Date”). For informational purposes, on February 12, 2026, the net asset value per share of the Fund was $10.03. If you own shares through a broker/dealer or advisor, please contact your financial intermediary.

If you wish to tender shares, your financial intermediary will provide you with specific instructions. If you are unable to contact your financial intermediary and wish to tender shares, you can alternatively complete the attached repurchase request form (“Repurchase Request Form”).

All Repurchase Request Forms must be completed in proper form and received by U.S. Bank Global Fund Services (the “Transfer Agent”) by 4:00 P.M., Eastern Time, on March 12, 2026, to be effective. There can be no assurance the Fund will be able to repurchase all the shares that you tender, even if you tender all the shares that you own.

For additional details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Catalyst/Perini Strategic Income Fund

CATALYST/PERINI STRATEGIC INCOME FUND

REPURCHASE OFFER

1. The Offer.   Catalyst/Perini Strategic Income Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date.  The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares.  This offer is not conditioned on the tender of any minimum number of shares.  This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's Prospectus and Statement of Additional Information.

2. Net Asset Value. Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline.  The NAV can fluctuate.  Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form.  The current NAV may be obtained by calling 1-800-991-3319 and asking for the most recent price.  The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline.   All tenders of shares for repurchase must be received in proper form by the Fund’s Transfer Agent, at its office by 4:00 P.M., Eastern Time, on the Repurchase Request Deadline. Repurchase requests submitted to the Transfer Agent must be sent to the addresses specified in the Repurchase Offer.

4. Repurchase Pricing Date.   The NAV of shares will be calculated no later than the 14th calendar day (or the next day the NYSE is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday) (each, a “Business Day”) if the 14th calendar day is not a Business Day) after the Repurchase Request Deadline, although the NAV is expected to be determined as of the close of business on the Repurchase Request Deadline if doing so is not likely to result in significant dilution of the prices of the shares.

5. Payment for Shares Repurchased.  The Fund expects to distribute payment to shareholders no later than seven calendar days after the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchases.   If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to), increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis.  There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered.  In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at NAV. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of NAV fluctuations during that time.

7. Withdrawal or Modification. Shares tendered pursuant to the Repurchase Offer may be withdrawn, or you may change the number of shares tendered for repurchase at any time prior to 4:00 P.M., Eastern Time, on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at one of the addresses specified in the Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent trustees, as that term is defined in the Investment Company Act of 1940, as amended, and only in the following limited circumstances:

A)	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;
B)
For any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

C)
For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine the value of its net assets;

D)	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

9. Tax Consequences.   You should review the tax information in the Fund's Prospectus and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase.  Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10. Proper Form of Repurchase Request Documents.   All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion.  The determination by the Fund shall be final and binding.  The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders.  The Fund's interpretations of the terms and conditions of this offer shall be final and binding.  Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide.  Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s adviser, the Transfer Agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s adviser, the Transfer Agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares.  Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer.  No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's Prospectus.  If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial intermediary.

 Catalyst/Perini Strategic Income Fund

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, MARCH 12, 2026.

Catalyst/Perini Strategic Income Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:
 _________________________________                     Account Number:  _______________________________

 _________________________________                     Daytime Telephone Number:   ______________________

Amount of Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

_____ Full Tender:                                            Please tender all shares in my account.

_____ Partial Tender:                                        Please tender ___________shares from my account.

_____ Dollar Amount:                                       Please tender enough shares to net $____________.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

                                                                                  _____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account.  Please contact the Fund at 1-800-991-3319 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________                  Date: _____________________

                                              ____________________________                            _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By:        ___________________________